United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/09

Date of Reporting Period:  Quarter ended 12/31/08

Item 1.                      Schedule of Investments

Federated Fund For U.S. Government Securities

Portfolio of Investments

December 31, 2008 (unaudited)

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES--81.2%
		Federal Home Loan Mortgage Corporation--43.0%
$37,116,094		4.500%, 6/1/2019	$38,128,216
77,709,229		5.000%, 2/1/2019 - 4/1/2036	79,694,503
140,452,220		5.500%, 5/1/2016 - 6/1/2036	144,117,341
40,727,887	[1]	6.000%, 10/1/2017 - 1/1/2039	42,087,801
14,220,216		6.500%, 10/1/2037 - 10/1/2038	14,795,998
737,192		7.000%, 12/1/2031	771,447
2,140,111		7.500%, 9/1/2013 - 9/1/2033	2,258,050
286,454		8.000%, 12/1/2029	304,277
39		12.500%, 10/1/2012	41
55		13.750%, 1/1/2011	63
734		14.750%, 8/1/2011	807
432		15.500%, 8/1/2011	500
		TOTAL	322,159,044
		Federal National Mortgage Association--34.6%
5,382,098		4.500%, 12/1/2019	5,527,181
51,214,983		5.000%, 5/1/2034 - 11/1/2035	52,443,123
49,914,749		5.500%, 12/1/2013 - 12/1/2035	51,278,980
114,007,630	[1]	6.000%, 10/1/2028 - 1/1/2039	117,891,913
28,208,807	[1]	6.500%, 4/1/2029 - 1/1/2039	29,326,574
2,190,417		7.000%, 8/1/2028 - 1/1/2032	2,307,432
165,175		7.500%, 1/1/2030 - 10/1/2031	173,961
6,145		11.000%, 10/1/2010	6,392
3,815		11.750%, 10/1/2015	4,389
35		12.000%, 1/1/2013	36
1,597		12.750%, 8/1/2014	1,812
553		13.000%, 8/1/2015	652
3,521		15.000%, 10/1/2012	4,027
		TOTAL	258,966,472
		Government National Mortgage Association--3.6%
8,000,000		5.000%, 1/20/2039	8,182,500
8,000,000		5.500%, 12/20/2038	8,245,625
7,973,866		6.000%, 9/20/2038	8,243,607
1,874,621		7.500%, 12/15/2023 - 7/15/2030	1,974,157
236,533		8.250%, 5/15/2030 - 10/15/2030	260,634
136,346		8.375%, 8/15/2030	150,169
186,769		8.500%, 12/15/2029	207,427
351		11.250%, 9/20/2015	405
		TOTAL	27,264,524
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $576,976,045)	608,390,040
		COLLATERALIZED MORTGAGE OBLIGATIONS--15.1%
		Federal Home Loan Mortgage Corporation--4.3%
13,218,522		1.525%, 5/15/2036, REMIC 3160 FD	12,895,307
9,337,247		1.505%, 6/15/2036, REMIC 3175 FE	9,139,138
7,020,661		1.575%, 7/15/2036, REMIC 3179 FP	6,859,131
3,248,002		1.595%, 8/15/2036, REMIC 3206 FE	3,164,442
		TOTAL	32,058,018
		Federal National Mortgage Association--2.8%
2,027,937		0.721%, 10/25/2031, REMIC 2005-63 FC	1,932,554
3,051,977		0.871%, 6/25/2036, REMIC 2006-43 FL	2,946,680
8,925,058		0.771%, 7/25/2036, REMIC 2006-58 FP	8,618,652
3,678,984		0.821%, 9/25/2036, REMIC 2006-81 FB	3,556,945
3,962,121		0.851%, 10/25/2036, REMIC 2006-93 FM	3,818,073
		TOTAL	20,872,904
		Non-Agency Mortgage--8.0%
7,186,334		Bank of America Mortgage Securities 2007-3, Class 1A1, 6.000%, 9/25/2037	4,788,191
7,424,218		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	6,964,074
6,283,554		Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 10/25/2037	3,940,613
5,515,030		Countrywide Home Loans 2007-18, Class 2A1, 6.500%, 11/25/2037	3,718,456
4,125,019		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	3,308,662
4,280,819		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	3,617,107
4,765,104		First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021	3,674,021
8,655,666		First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.531%, 11/25/2034	6,487,242
5,921,845		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.781%, 5/19/2047	2,359,891
6,270,830		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	4,228,047
6,262,518		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037	4,222,442
7,273,628		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	4,846,354
6,008	[2,3]	Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	3,949
737,082	[2,3]	Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	557,160
7,956,151	[2,3]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	333,204
5,458,654	[2,3]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	579,163
6,503,449		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	4,896,873
3,914,251		Washington Mutual 2006-AR1, Class 2A1B, 3.326%, 1/25/2046	1,274,806
		TOTAL	59,800,255
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $139,974,992)	112,731,177
		ADJUSTABLE RATE MORTGAGES--8.6%
		Federal Home Loan Mortgage Corporation--1.6%
2,612,389		4.640%, 5/1/2038, ARM	2,626,439
9,381,940		5.403%, 1/1/2036, ARM	9,562,111
		TOTAL	12,188,550
		Federal National Mortgage Association--7.0%
3,951,381		4.653%, 8/1/2035, ARM	3,999,485
7,290,020		4.792%, 6/1/2038, ARM	7,334,453
2,950,928		4.864%, 6/1/2038, ARM	2,977,315
17,297,281		5.676%, 3/1/2037, ARM	17,713,367
10,454,080		5.696%, 12/1/2036, ARM	10,719,792
9,665,253		5.743%, 2/1/2037, ARM	9,900,418
		TOTAL	52,644,830
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $64,019,668)	64,833,380
		MUTUAL FUND--2.1%
15,459,746	[4,5]	Government Obligations Fund, Institutional Shares, 0.96% (AT NET ASSET VALUE)	15,459,746
		REPURCHASE AGREEMENTS--1.2%
$902,000	[6]	Interest in $12,906,000 joint repurchase agreement 0.30%, dated 12/11/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $12,909,549 on 1/13/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2036 and the market value of those underlying securities was $13,295,617 (segregated pending settlement of dollar-roll transactions).	902,000
8,063,000	[6]	Interest in $25,868,000 joint repurchase agreement 0.30%, dated 12/18/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $25,875,329 on 1/21/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/15/2036 and the market value of those underlying securities was $26,647,371 (segregated pending settlement of dollar-roll transactions).	8,063,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	8,965,000
		TOTAL INVESTMENTS—108.2% (IDENTIFIED COST $805,395,451)[7]	810,379,343
		OTHER ASSETS AND LIABILITIES – NET—(8.2)%[8]	(61,200,948)
		TOTAL NET ASSETS—100%	$749,178,395

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2008, these restricted securities amounted to $1,473,476, which represented 0.2% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable,  that have been deemed liquid by the Board of Trustees (the “Trustees”), held at December 31, 2008, is as follows:

	Security	Acquisition Date	Acquisition Cost	Market Value
	Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$5,076	$3,949
	Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$568,206	$557,160
	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	4/20/1999 - 5/25/1999	$237,664	$333,204
	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	12/15/1999	$1,079,928	$579,163
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under general supervision of the Trustees.
4	Affiliated company.
5	7-Day net yield.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7
At December 31, 2008, the cost of investments for federal tax purposes was $805,395,451. The net unrealized appreciation of investments for federal tax purposes was $4,983,892. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $32,323,291 and net unrealized depreciation from investments for those securities having an excess of cost over value of $27,339,399.

8	Assets, other than investments in securities, less liabilities.

Note:     The categories of investments are shown as a percentage of total net assets at December 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 15,459,746
Level 2 – Other Significant Observable Inputs	793,446,122
Level 3 – Significant Unobservable Inputs	1,473,475
Total	$ 810,379,343

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value.

Investments in Securities
Balance as of April 1, 2008	$--
Realized gain	14,281
Change in unrealized depreciation	(307,181)
Net purchases (sales)	(211,368)
Transfers in and/or out of Level 3	1,977,744
Balance as of December 31, 2008	$ 1,473,476

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
IO	--Interest Only
REMIC	--Real Estate Mortgage Investment Conduit

Federated Real Return Bond Fund

Portfolio of Investments

December 31, 2008 (unaudited)

Shares	Value

		MUTUAL FUNDS—92.3%[1]
106,787		High Yield Bond Portfolio	$488,013
1,726,170		Federated Inflation-Protected Securities Core Fund	17,244,433
770,635	[2]	Prime Value Obligations Fund, Institutional Shares, 2.06%	770,635
		TOTAL INVESTMENTS – 92.3% (IDENTIFIED COST $19,404,774)[3]	18,503,081
		OTHER ASSETS AND LIABILITIES – NET – 7.7%[4]	1,534,730
		TOTAL NET ASSETS – 100%	$20,037,811

At December 31, 2008, the Fund had an outstanding swap contract as follows:

	Credit Default Swap Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread at 12/31/2008[5]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
	Goldman Sachs & Co.	CDX Investment Grades Series 11	Sell	1.50%	12/20/2013	0.73%	$4,000,000	$(79,887)	$(82,462)	$2,575

1	Affiliated companies.
2	7-Day net yield.
3
At December 31, 2008, the cost of investments for federal tax purposes was $19,404,774. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from swap contracts was $901,693.

4	Assets, other than investments in securities, less liabilities.
5
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.  A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, the Fund’s adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Federated Inflation-Protected Securities Core Fund (IPCORE), a portfolio of Core Trust, is to provide total return consistent with investment in inflation-protected securities. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, at the SEC’s public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	*Other Financial Instruments
Level 1 – Quoted Prices and Investments in Mutual Funds	$18,503,081	$---
Level 2 – Other Significant Observable Inputs	---	(79,887)
Level 3 – Significant Unobservable Inputs	---	---
Total	$18,503,081	$(79,887)
* Other financial instruments include a swap contract.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	February 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	February 20, 2009